                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:     03-31
                        --------------------------------------------------------

Date of reporting period:    06-30-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL PRESERVATION FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) - 68.6%
    $    1,500,000  U.S. Treasury Bills,
                    1.82%, 7/10/08                                $    1,499,319
       210,000,000  U.S. Treasury Bills,
                    1.31%, 7/17/08                                   209,877,822
       300,000,000  U.S. Treasury Bills,
                    1.83%, 7/24/08                                   299,648,484
       100,000,000  U.S. Treasury Bills,
                    1.53%, 7/31/08                                    99,872,500
       250,000,000  U.S. Treasury Bills,
                    1.52%, 8/14/08                                   249,515,267
       200,000,000  U.S. Treasury Bills,
                    1.85%, 8/21/08                                   199,477,250
       200,000,000  U.S. Treasury Bills,
                    1.25%, 8/28/08                                   199,596,981
       150,000,000  U.S. Treasury Bills,
                    1.30%, 9/11/08                                   149,609,500
        50,000,000  U.S. Treasury Bills,
                    1.55%, 9/18/08                                    49,862,299
       100,000,000  U.S. Treasury Bills,
                    1.60%, 10/9/08                                    99,555,555
       250,000,000  U.S. Treasury Bills,
                    1.86%, 11/13/08                                  248,260,750
       100,000,000  U.S. Treasury Bills,
                    1.93%, 11/28/08                                   99,197,917
         2,600,000  U.S. Treasury Bills,
                    1.92%, 12/4/08                                     2,578,357
       150,000,000  U.S. Treasury Bills,
                    2.16%, 12/11/08                                  148,535,264
       100,000,000  U.S. Treasury Bills,
                    2.25%, 6/4/09                                     97,891,725
                                                                 ---------------
TOTAL U.S. TREASURY BILLS                                          2,154,978,990
                                                                 ---------------

U.S. TREASURY NOTES(1) - 10.0%
        25,000,000  U.S. Treasury Notes,
                    4.125%, 8/15/08                                   25,002,681
        50,000,000  U.S. Treasury Notes,
                    3.125%, 10/15/08                                  50,291,164
       200,000,000  U.S. Treasury Notes,
                    4.875%, 10/31/08                                 202,086,974
        10,000,000  U.S. Treasury Notes,
                    4.875%, 5/15/09                                   10,232,488
        25,000,000  U.S. Treasury Notes,
                    4.00%, 6/15/09                                    25,315,948
                                                                 ---------------
TOTAL U.S. TREASURY NOTES                                            312,929,255
                                                                 ---------------

ZERO-COUPON U.S. TREASURY
SECURITIES(2) - 4.8%
       100,000,000  STRIPS - COUPON,
                    1.65%, 8/15/08                                    99,797,963
        50,000,000  STRIPS - PRINCIPAL,
                    3.31%, 8/15/08                                    49,798,728
                                                                 ---------------
TOTAL ZERO-COUPON
U.S. TREASURY SECURITIES                                             149,596,691
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 83.4%                                2,617,504,936
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 16.6%                                 519,408,371
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $3,136,913,307
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase.
    The rates for U.S. Treasury Notes are the stated coupon rates.
(2) Securities are zero-coupon bonds. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  SECURITY VALUATIONS

Securities are generally valued at amortized cost, which approximates current market value.  When such valuations do not reflect market value, securities may be valued at determined in accordance with procedures adopted by the Board of
Trustees.

2.  FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      -         -
Level 2 - Other Significant Observable Inputs   $2,617,504,936         -
Level 3 - Significant Unobservable Inputs                    -         -
                                               ---------------------------------
                                                $2,617,504,936         -
                                               =================================

3. FEDERAL TAX INFORMATION

As of June 30, 2008, the fund has net tax appreciation of investments of
$56,792.  The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GINNIE MAE FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 93.2%
    $   35,000,000  GNMA, 5.50%,
                    settlement date 7/21/08(2)                    $   34,748,420
       105,500,000  GNMA, 5.50%,
                    settlement date 7/21/08(2)                       104,988,957
        70,000,000  GNMA, 6.00%,
                    settlement date 7/21/08(2)                        71,060,919
       157,500,000  GNMA, 6.00%,
                    settlement date 7/21/08(2)                       159,665,939
       164,911,046  GNMA, 5.00%,
                    6/15/33 to 5/20/36(3)                            160,269,171
       428,391,427  GNMA, 5.50%,
                    4/15/33 to 5/15/38(3)                            427,169,857
       186,485,894  GNMA, 6.00%,
                    7/20/16 to 2/20/38(3)                            189,549,396
        39,753,004  GNMA, 6.50%,
                    6/15/23 to 4/15/32                                41,304,921
        13,385,638  GNMA, 7.00%,
                    5/15/17 to 12/20/29                               14,277,184
           111,374  GNMA, 7.25%,
                    9/15/22 to 6/15/23                                   118,632
        10,462,607  GNMA, 7.50%,
                    7/20/08 to 11/15/31                               11,263,054
           103,787  GNMA, 7.65%,
                    6/15/16 to 12/15/16                                  111,560
            72,690  GNMA, 7.75%,
                    11/15/22 to 6/20/23                                   78,606
           257,241  GNMA, 7.77%,
                    4/15/20 to 6/15/20                                   278,722
            35,885  GNMA, 7.85%, 9/20/22                                  38,881
            15,506  GNMA, 7.89%, 9/20/22                                  16,822
           144,894  GNMA, 7.98%,
                    6/15/19 to 6/15/19                                   157,781
         3,028,295  GNMA, 8.00%,
                    2/20/17 to 7/20/30                                 3,311,675
           197,222  GNMA, 8.15%,
                    1/15/20 to 2/15/21                                   214,978
           620,119  GNMA, 8.25%,
                    10/20/16 to 5/15/27                                  675,524
            52,080  GNMA, 8.35%, 11/15/20                                 57,085
         2,655,893  GNMA, 8.50%,
                    1/20/13 to 12/15/30                                2,922,222
           248,501  GNMA, 8.75%,
                    1/15/17 to 7/15/27                                   270,677
         1,721,413  GNMA, 9.00%,
                    8/15/08 to 1/15/25                                 1,877,356
           281,172  GNMA, 9.25%,
                    8/15/16 to 3/15/25                                   309,411
           586,033  GNMA, 9.50%,
                    6/15/09 to 7/20/25                                   649,484
           147,160  GNMA, 9.75%,
                    8/15/17 to 11/20/21                                  164,314
           157,629  GNMA, 10.00%,
                    11/15/09 to 1/15/22                                  177,175
            63,958  GNMA, 10.25%,
                    5/15/12 to 2/15/19                                    70,518
            91,844  GNMA, 10.50%,
                    3/15/14 to 4/20/19                                   103,532
             3,272  GNMA, 10.75%, 12/15/09                                 3,412
           122,337  GNMA, 11.00%,
                    12/15/09 to 6/15/20                                  134,834
             2,420  GNMA, 11.25%, 2/20/16                                  2,741
             8,365  GNMA, 11.50%,
                    2/15/13 to 10/20/18                                    9,490
            16,061  GNMA, 12.00%,
                    10/15/10 to 12/15/12                                  17,587
             5,109  GNMA, 12.25%, 2/15/14                                  5,823
            43,382  GNMA, 12.50%,
                    5/15/10 to 12/15/13                                   47,441
            86,172  GNMA, 13.00%,
                    1/15/11 to 8/15/15                                    98,545
            39,477  GNMA, 13.50%,
                    5/15/10 to 9/15/14                                    45,368
             6,608  GNMA, 13.75%, 8/15/14                                  7,802
             2,677  GNMA, 14.00%,
                    6/15/11 to 7/15/11                                     3,031
            17,544  GNMA, 14.50%,
                    10/15/12 to 12/15/12                                  20,287
            29,121  GNMA, 15.00%,
                    7/15/11 to 10/15/12                                   33,698
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                         1,226,332,832
(Cost $1,236,470,249)                                            ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) - 21.1%
           573,660  GNMA, Series 1998-17, Class F,
                    VRN, 2.97%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                              582,789
         4,732,491  GNMA, Series 1998-6, Class FA,
                    VRN, 2.98%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.51% with a cap of 9.00%                     4,799,584
           321,062  GNMA, Series 2000-22, Class FG,
                    VRN, 2.67%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with no caps                              320,617

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,682,279  GNMA, Series 2001-59, Class FD,
                    VRN, 2.97%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                            2,727,237
         5,580,737  GNMA, Series 2001-62, Class FB,
                    VRN, 2.97%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                            5,666,948
         3,168,630  GNMA, Series 2002-13, Class FA,
                    VRN, 2.97%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     3,209,701
         5,617,453  GNMA, Series 2002-24, Class FA,
                    VRN, 2.97%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     5,675,858
         1,672,453  GNMA, Series 2002-29, Class
                    FA SEQ, VRN, 2.83%, 7/20/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 9.00%                                           1,692,750
         1,508,985  GNMA, Series 2002-31, Class FW,
                    VRN, 2.87%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 8.50%                     1,523,334
         3,119,037  GNMA, Series 2002-47, Class PX,
                    6.00%, 5/20/31                                     3,133,868
        10,725,332  GNMA, Series 2002-50, Class PD,
                    6.00%, 5/20/31                                    10,843,407
         3,363,873  GNMA, Series 2002-57, Class PD,
                    6.00%, 6/20/31                                     3,391,622
           820,348  GNMA, Series 2002-60, Class PE,
                    6.00%, 7/20/31                                       833,191
         5,515,962  GNMA, Series 2002-66, Class FA,
                    VRN, 2.82%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                     5,486,827
           391,339  GNMA, Series 2003-10, Class JC,
                    6.00%, 4/20/30                                       395,039
         4,120,440  GNMA, Series 2003-110, Class
                    HA SEQ, 5.00%, 5/20/29                             4,171,282
           773,915  GNMA, Series 2003-14, Class F,
                    VRN, 2.83%, 7/20/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% a cap of 7.50%                            773,410
           171,171  GNMA, Series 2003-31, Class GD,
                    4.00%, 12/16/28                                      171,137
        12,619,507  GNMA, Series 2003-35, Class CF,
                    VRN, 2.77%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 8.00%                    12,580,752
         2,809,950  GNMA, Series 2003-42, Class FW,
                    VRN, 2.83%, 7/20/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.00%                     2,901,313
        17,392,022  GNMA, Series 2003-46, Class PA,
                    5.00%, 5/20/29                                    17,608,553
        19,858,857  GNMA, Series 2003-55, Class PG,
                    5.00%, 6/20/29                                    20,108,284
        17,650,000  GNMA, Series 2003-66, Class EH,
                    5.00%, 5/20/32                                    17,086,789
         6,490,587  GNMA, Series 2003-66, Class HF,
                    VRN, 2.93%, 7/20/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     6,404,885
         6,343,077  GNMA, Series 2003-7, Class FA,
                    VRN, 2.92%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with no caps                            6,352,350
         5,622,515  GNMA, Series 2003-85,
                    Class A SEQ, 4.50%, 9/20/27                        5,672,067
         1,986,747  GNMA, Series 2003-85,
                    Class BM SEQ, 5.00%, 2/20/24                       2,008,997
         1,986,747  GNMA, Series 2003-85,
                    Class BX SEQ, 5.50%, 2/20/24                       2,017,806
         1,340,393  GNMA, Series 2004-11, Class UC,
                    5.00%, 4/16/26                                     1,343,750
        22,223,224  GNMA, Series 2004-30, Class PD,
                    5.00%, 2/20/33                                    21,534,726
         3,729,159  GNMA, Series 2004-39, Class
                    XF SEQ, VRN, 2.72%, 7/16/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.25% with a cap
                    of 7.50%                                           3,740,156
         6,778,963  GNMA, Series 2004-46, Class
                    BG SEQ, 5.00%, 5/20/25                             6,889,643
        33,369,863  GNMA, Series 2004-53, Class
                    FB SEQ, VRN, 2.87%, 7/16/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(3)                                       32,946,666
         9,125,227  GNMA, Series 2004-82, Class DM,
                    5.00%, 10/20/27                                    9,177,989
        15,898,530  GNMA, Series 2004-87, Class LA,
                    3.63%, 12/20/28                                   15,859,610
        12,663,815  GNMA, Series 2005-24, Class F,
                    VRN, 2.67%, 7/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 7.00%                    12,360,060
        15,240,000  GNMA, Series 2007-33, Class LA,
                    5.50%, 4/20/31                                    15,543,596
         8,980,696  GNMA, Series 2007-6, Class LA,
                    5.50%, 10/20/30                                    9,150,728
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS                                  276,687,321
(Cost $276,095,359)                                              ---------------

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 3.0%
        40,000,000  FHLB, VRN, 2.50%, 8/25/08,
                    resets quarterly off the 3-month
                    LIBOR minus 0.14% with
                    no caps(4)                                        40,001,439
(Cost $40,000,000)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 2.4%
         4,118,860  GNMA, 4.00%, 11/20/35                              4,091,074
         8,555,438  GNMA, 4.50%, 12/20/36                              8,646,442
        19,390,071  GNMA, 5.00%, 7/20/36                              19,369,848
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     32,107,364
(Cost $31,870,592)                                               ---------------

TEMPORARY CASH INVESTMENTS - 8.1%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 2.05%, 12/26/08,
valued at $66,612,621), in a joint trading
account at 1.70%, dated 6/30/08,
due 7/1/08 (Delivery value $65,319,084)(3)                            65,316,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.875%, 1/15/09,
valued at $18,914,320), in a joint trading
account at 1.70%, dated 6/30/08,
due 7/1/08 (Delivery value $18,539,875)(3)                            18,539,000

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$22,591,164), in a joint trading account
at 1.65%, dated 6/30/08, due 7/1/08
(Delivery value $22,195,017)(3)                                       22,194,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     106,049,000
(Cost $106,049,000)                                              ---------------

TOTAL INVESTMENT SECURITIES - 127.8%                               1,681,177,956
                                                                 ---------------
(Cost $1,690,485,200)

OTHER ASSETS AND LIABILITIES - (27.8)%                             (365,885,314)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,315,292,642
                                                                 ===============

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                     Expiration     Underlying Face  Unrealized
Contracts Purchased                     Date        Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
1,400  U.S. Treasury 2-Year Notes  September 2008    $295,684,375      $259,350
                                                    ============================

                                     Expiration     Underlying Face  Unrealized
Contracts Sold                          Date        Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
113  U.S. Long Bond                September 2008     $13,062,094     $   5,925
700  U.S. Treasury 10-Year Notes   September 2008      79,745,312      (496,214)
                                                    ----------------------------
                                                      $92,807,406     $(490,289)
                                                    ============================

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.
(4) The rate indicated is the yield to maturity at purchase.

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange
(the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Trustees or its designee, in accordance with procedures adopted by the Board of
Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      -     $(230,939)
Level 2 - Other Significant Observable Inputs   $1,681,177,956             -
Level 3 - Significant Unobservable Inputs                    -             -
                                               ---------------------------------
                                                $1,681,177,956     $(230,939)
                                               =================================
*Includes futures contracts.

3. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,690,485,200
                                                                 ===============
Gross tax appreciation of investments                            $    7,583,707
Gross tax depreciation of investments                               (16,890,951)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   (9,307,244)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT BOND FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 48.1%
     $   4,604,943  FHLMC, 4.50%, 1/1/19                          $    4,503,349
        29,893,262  FHLMC, 5.00%, 5/1/23(2)                           29,566,618
         6,221,558  FHLMC, 5.50%, 10/1/34                              6,153,513
           647,974  FHLMC, 6.50%, 7/1/47                                 663,667
        40,000,000  FNMA, 5.50%,
                    settlement date 7/14/08(3)                        39,431,239
        74,503,486  FNMA, 6.00%,
                    settlement date 7/14/08(3)                        75,167,013
        15,170,000  FNMA, 6.50%,
                    settlement date 7/14/08(3)                        15,617,985
        16,850,253  FNMA, 4.50%, 5/1/19(2)                            16,441,635
         1,302,146  FNMA, 5.00%, 9/1/20                                1,294,198
           699,474  FNMA, 6.50%, 3/1/32                                  726,238
           611,171  FNMA, 7.00%, 6/1/32                                  646,195
           920,007  FNMA, 6.50%, 8/1/32                                  955,784
        11,000,337  FNMA, 5.50%, 7/1/33(2)                            10,909,023
        11,504,140  FNMA, 5.00%, 11/1/33(2)                           11,099,919
         2,928,927  FNMA, 5.50%, 9/1/34                                2,899,122
        16,798,476  FNMA, 5.50%, 10/1/34(2)                           16,627,535
         9,965,682  FNMA, 5.00%, 8/1/35(2)                             9,587,495
        38,922,555  FNMA, 5.50%, 1/1/36                               38,490,008
         4,515,172  FNMA, 5.00%, 2/1/36                                4,343,826
        13,666,710  FNMA, 5.50%, 4/1/36(2)                            13,514,832
         8,139,416  FNMA, 6.50%, 8/1/37                                8,330,025
           315,290  FNMA, 6.50%, 6/1/47                                  322,926
           763,577  FNMA, 6.50%, 8/1/47                                  782,070
         1,087,551  FNMA, 6.50%, 8/1/47                                1,113,890
         1,821,134  FNMA, 6.50%, 9/1/47                                1,865,239
           131,233  FNMA, 6.50%, 9/1/47                                  134,412
         1,260,016  FNMA, 6.50%, 9/1/47                                1,290,532
           894,269  FNMA, 6.50%, 9/1/47                                  915,927
         1,034,626  FNMA, 6.50%, 9/1/47                                1,059,683
         9,989,253  FNMA, 6.00%, 4/1/48                                9,981,448
        30,000,000  GNMA, 5.50%,
                    settlement date 7/21/08(3)                        29,784,361
        28,000,000  GNMA, 5.50%,
                    settlement date 7/21/08(3)                        27,864,368
                                                                 ---------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                    382,084,075
(Cost $384,762,275)                                              ---------------

U.S. TREASURY SECURITIES - 46.1%
        14,500,000  U.S. Treasury Bonds,
                    10.625%, 8/15/15(2)(4)                            20,755,402
        14,720,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(4)                             20,136,504
        10,700,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(4)                             13,716,063
        12,088,204  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(2)(4)                      12,659,565
        27,420,895  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(2)                          30,126,570
        39,753,738  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(2)                          42,235,246
        14,251,168  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16(2)                          15,582,769
        24,970,000  U.S. Treasury Notes,
                    3.50%, 8/15/09(2)(4)                              25,299,704
        10,000,000  U.S. Treasury Notes,
                    2.625%, 5/31/10(4)                                10,012,510
        42,272,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(2)(4)                            44,415,358
        19,750,000  U.S. Treasury Notes,
                    4.125%, 8/31/12(2)(4)                             20,461,316
        58,465,000  U.S. Treasury Notes,
                    3.50%, 5/31/13(2)(4)                              58,958,327
        28,950,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(2)(4)                              30,707,381

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        22,410,000  U.S. Treasury Notes,
                    3.875%, 5/15/18(4)                                22,254,183
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       367,320,898
(Cost $364,331,534)                                              ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) - 18.3%
         1,363,229  FHLMC, Series 2560, Class
                    FG SEQ, VRN, 2.97%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.50% with a cap
                    of 8.50%                                           1,366,943
         3,500,977  FHLMC, Series 2625, Class
                    FJ SEQ, VRN, 2.77%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%                                           3,508,221
         7,590,655  FHLMC, Series 2706, Class EB,
                    5.00%, 9/15/20                                     7,698,071
         3,762,803  FHLMC, Series 2779, Class
                    FM SEQ, VRN, 2.82%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%                                           3,753,317
         6,926,405  FHLMC, Series 2780, Class
                    BD SEQ, 4.50%, 10/15/17                            6,967,956
         8,075,093  FHLMC, Series 2812, Class
                    EF SEQ, VRN, 2.87%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                           8,010,331
         5,559,138  FHLMC, Series 2831, Class AF,
                    VRN, 2.77%, 7/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     5,534,878
         2,774,350  FHLMC, Series 2836, Class ND,
                    4.00%, 7/15/13                                     2,777,967
         9,996,456  FHLMC, Series 2855, Class
                    FK SEQ, VRN, 2.82%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%                                           9,879,208
         4,309,800  FHLMC, Series 2892, Class A,
                    5.00%, 5/15/21                                     4,366,267
         1,848,546  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     1,854,299
        10,000,000  FHLMC, Series 3203,
                    Class VN SEQ, 5.00%, 6/15/22                       9,440,110
        14,916,461  FHLMC, Series 3316, Class EA,
                    5.50%, 10/15/29(2)                                15,254,303
         3,452,469  FNMA, Series 2002-5, Class PJ,
                    6.00%, 10/25/21                                    3,579,006
           709,988  FNMA, Series 2002-89, Class
                    CA SEQ, 5.00%, 4/25/16                               717,117
         1,472,625  FNMA, Series 2003-14, Class
                    LA SEQ, 5.00%, 8/25/16                             1,491,181
         3,597,684  FNMA, Series 2003-42, Class FK,
                    VRN, 2.88%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     3,594,212
         6,458,069  FNMA, Series 2003-43, Class LF,
                    VRN, 2.83%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                     6,458,186
         5,719,004  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 2.88%, 7/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                           5,711,780
         1,360,723  FNMA, Series 2003-84, Class AL,
                    4.00%, 4/25/13                                     1,360,403
        18,000,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(2)                                 17,916,929
         5,468,780  FNMA, Series 2004 W5, Class F1,
                    VRN, 2.93%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     5,469,273
         1,443,826  FNMA, Series 2005-47,
                    Class AN SEQ, 5.00%, 12/25/16                      1,462,581
         6,063,953  FNMA, Series 2005-63,
                    Class HA SEQ, 5.00%, 4/25/23                       6,129,565
        12,000,000  GNMA, Series 2004-30, Class PD,
                    5.00%, 2/20/33                                    11,628,228
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS                                  145,930,332
(Cost $145,097,569)                                              ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 2.9%
         4,676,925  FHLMC, 6.80%, 8/1/36                               4,776,110
         3,596,860  FNMA, 6.49%, 5/1/36                                3,685,515
         2,440,089  FNMA, 6.42%, 9/1/36                                2,507,999
         2,886,082  FNMA, 6.45%, 9/1/36                                2,975,466

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,116,289  FNMA, 5.96%, 6/1/37                                3,173,074
         5,873,672  FNMA, 5.71%, 1/1/38                                5,933,871
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     23,052,035
(Cost $23,101,837)                                               ---------------

U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(1) - 1.2%
           610,350  FHLMC, Series T7, Class A5 SEQ,
                    7.27%, 8/25/28                                       601,931
         2,595,734  FHLMC, Series T20, Class A7,
                    VRN, 2.78%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps                            2,500,507
         5,479,584  FHLMC, Series T21, Class A, VRN,
                    2.84%, 7/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.18% with no caps                                 5,365,121
           769,007  FHLMC, Series T34, Class A1V,
                    VRN, 2.72%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                              730,568
           669,253  FHLMC, Series T35, Class A, VRN,
                    2.76%, 7/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps                                   661,510
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES                                                9,859,637
(Cost $10,129,487)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.1%
         8,800,000  FHLMC, 5.00%, 6/11/09                              8,973,906
                                                                 ---------------
(Cost $8,806,767)

TEMPORARY CASH INVESTMENTS - 5.5%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 2.05%, 12/26/08,
valued at $19,399,615), in a joint trading
account at 1.70%, dated 6/30/08, due 7/1/08
(Delivery value $19,022,898)(2)                                       19,022,000

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$25,407,680), in a joint trading account
at 1.65%, dated 6/30/08, due 7/1/08
(Delivery value $24,962,144)(2)                                       24,961,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      43,983,000
(Cost $43,983,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 17.9%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.50%, dated 6/30/08,
due 7/1/08 (Delivery value $36,002,500)                               36,000,000

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.45%, dated 6/30/08, due
7/1/08 (Delivery value $36,002,450)                                   36,000,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08
(Delivery value $36,002,500)                                          36,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.65%, dated 6/30/08,
due 7/1/08 (Delivery value $34,838,310)                               34,835,746
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        142,835,746
(Cost $142,835,746)                                              ---------------

TOTAL INVESTMENT SECURITIES - 141.1%                               1,124,039,629
                                                                 ---------------
(Cost $1,123,048,215)

OTHER ASSETS AND LIABILITIES - (41.1)%                             (327,289,570)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  796,750,059
                                                                 ===============

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                                    UNDERLYING FACE  UNREALIZED
CONTRACTS PURCHASED                EXPIRATION DATE  AMOUNT AT VALUE  GAIN (LOSS)
--------------------------------------------------------------------------------
1,035  U.S. Treasury 2-Year Notes  September 2008     $218,595,234    $191,734
                                                    ============================

                                                    UNDERLYING FACE  UNREALIZED
CONTRACTS SOLD                     EXPIRATION DATE  AMOUNT AT VALUE  GAIN (LOSS)
--------------------------------------------------------------------------------
150  U.S. Treasury 5-Year Notes    September 2008     $16,583,203    $(256,979)
700  U.S. Treasury 10-Year Notes   September 2008      79,745,313     (496,214)
                                                    ----------------------------
                                                      $96,328,516    $(753,193)
                                                    ============================

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.
(3) Forward commitment.
(4) Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $154,439,435.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total market value of all collateral received at June 30, 2008 was $157,354,388.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange
(the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Trustees or its designee, in accordance with procedures adopted by the Board of
Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      -     $(561,459)
Level 2 - Other Significant Observable Inputs   $1,124,039,629             -
Level 3 - Significant Unobservable Inputs                    -             -
                                               ---------------------------------
                                                $1,124,039,629     $(561,459)
                                               =================================
*Includes futures contracts.

3. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,123,048,215
                                                                 ===============
Gross tax appreciation of investments                            $    6,035,606
Gross tax depreciation of investments                                (5,044,192)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $      991,414
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INFLATION-ADJUSTED BOND FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 92.2%
     $  91,724,920  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                     $   96,146,428
        82,242,640  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)                          81,478,112
        51,627,814  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27                            54,068,054
        59,197,228  U.S. Treasury Inflation Indexed
                    Bonds, 1.75%, 1/15/28                             56,265,130
        54,710,716  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                         68,183,285
        52,260,000  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29(1)                         67,811,479
        23,030,501  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32(2)                         28,923,085
        71,616,699  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10(1)                          76,836,912
        54,192,294  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                            55,157,621
        20,361,825  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11(2)                          22,176,898
        50,046,662  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11                            53,053,416
        36,559,858  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12(2)                         40,387,236
        20,004,516  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)                          21,114,146
        71,631,191  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(1)                          78,699,184
        31,195,805  U.S. Treasury Inflation Indexed
                    Notes, 0.625%, 4/15/13(2)                         31,108,082
        37,918,119  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                            40,104,364
       130,420,158  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(1)                         138,561,246
        77,140,088  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14(1)                          81,979,471
        94,259,916  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(1)                         97,419,131
        65,617,679  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15(1)                         68,760,176
        51,401,650  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(2)                          54,180,577
        37,994,252  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16                             41,544,359
        17,029,990  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17                            18,446,953
        16,684,430  U.S. Treasury Inflation Indexed
                    Notes, 2.625%, 7/15/17                            18,433,692
        99,215,666  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/18(1) (2)                    100,890,030
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                     1,491,729,067
(Cost $1,427,978,708)                                            ---------------

CORPORATE BONDS - 4.5%
CONSUMER FINANCE - 1.6%
        28,115,750  SLM Corporation,
                    1.32%, 1/25/10                                    25,964,052
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.9%
        47,628,000  Toyota Motor Credit Corp.
                    Inflation Indexed Bonds,
                    1.22%, 10/1/09                                    47,604,186
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 73,568,238
(Cost $75,743,750)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 1.8%
        12,000,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 2.65%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with no
                    caps (Acquired 7/24/07,
                    Cost $12,000,000)(4)                              11,500,884
         7,862,915  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                       7,807,867

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        10,735,093  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2007 LLFA, Class A1, VRN,
                    2.77%, 7/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.30% with no caps (Acquired
                    8/3/07, Cost $10,735,093)(4)                      10,239,894
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  29,548,645
(Cost $30,524,677)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$11,381,085), in a joint trading account at
1.65%, dated 6/30/08, due 7/1/08
(Delivery value $11,181,512)                                          11,181,000
(Cost $11,181,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 8.9%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.50%, dated 6/30/08,
due 7/1/08 (Delivery value $27,001,875)                               27,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.45%, dated 6/30/08,
due 7/1/08 (Delivery value $27,001,838)                               27,000,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08
(Delivery value $27,001,875)                                          27,000,000

Repurchase Agreement, Morgan Stanley & Co.
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.65%, dated 6/30/08,
due 7/1/08 (Delivery value $30,002,208)                               30,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.65%, dated 6/30/08,
due 7/1/08 (Delivery value $32,746,074)                               32,743,664
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        143,743,664
(Cost $143,743,664)                                              ---------------

TOTAL INVESTMENT SECURITIES - 108.1%                               1,749,770,614
                                                                 ---------------
(Cost $1,689,171,799)

OTHER ASSETS AND LIABILITIES - (8.1)%                              (130,418,065)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,619,352,549
                                                                 ===============

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                     Expiration     Underlying Face  Unrealized
Contracts Purchased                     Date        Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
2,370  U.S. Treasury 2-Year Notes  September 2008    $500,551,406    $ 439,043
1,061  U.S. Treasury 5-Year Notes  September 2008     117,298,523     (557,750)
                                                    ----------------------------
                                                     $617,849,929    $(118,707)
                                                    ============================

                                     Expiration     Underlying Face  Unrealized
Contracts Sold                          Date        Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
260  U.S. Long Bond                September 2008    $ 30,054,375    $  13,634
837  U.S. Treasury 10-Year Notes   September 2008      95,352,609     (593,331)
                                                    ----------------------------
                                                     $125,406,984    $(579,697)
                                                    ============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount          Description of Agreement          Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------------------
$44,200,000     Pay a fixed rate equal to 1.13%   January 2012       $2,365,945
                and receive the return of the
                U.S. CPI Urban Consumers NSA
                Index upon the termination date
                with Barclays Bank plc.
 24,000,000     Pay a fixed rate equal to 1.31%   April 2017            692,654
                and receive the return of the
                U.S. CPI Urban Consumers NSA
                Index upon the termination date
                with Barclays Bank plc.
 58,300,000     Pay a fixed rate equal to         December 2027           1,007
                2.895% and receive the return
                of the U.S. CPI Urban Consumers
                NSA Index upon the termination
                date with Barclays Bank plc.
                                                                    ------------

$3,059,606
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
CPI = Consumer Price Index
GMAC = General Motors Acceptance Corporation
LIBOR = London Interbank Offered Rate
NSA = Not Seasonally Adjusted
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(2) Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $140,579,461.
(3) Final maturity indicated, unless otherwise noted.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008 was $21,740,778, which represented 1.3% of total net assets.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. SECURITY VALUATIONS

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      -     $ (698,404)
Level 2 - Other Significant Observable Inputs   $1,749,770,614      3,059,606
Level 3 - Significant Unobservable Inputs                    -              -
                                               ---------------------------------
                                                $1,749,770,614     $2,361,202
                                               =================================
*Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,693,723,584
                                                                 ===============
Gross tax appreciation of investments                            $   61,386,448
Gross tax depreciation of investments                                (5,339,418)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   56,047,030
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
SHORT-TERM GOVERNMENT FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 48.1%
    $   89,609,168  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(1)                      $   98,451,089
        11,275,183  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(1)                          11,979,002
        15,952,800  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16(1)                          17,443,398
        33,000,000  U.S. Treasury Notes,
                    4.50%, 4/30/09(1)                                 33,600,732
        54,000,000  U.S. Treasury Notes,
                    3.50%, 8/15/09(1)                                 54,713,016
        59,000,000  U.S. Treasury Notes,
                    3.625%, 10/31/09(1)                               60,023,296
        70,000,000  U.S. Treasury Notes,
                    4.75%, 2/15/10(1)                                 72,553,950
        99,900,000  U.S. Treasury Notes,
                    2.625%, 5/31/10(1)(2)                            100,024,975
        60,000,000  U.S. Treasury Notes,
                    4.50%, 2/28/11(1)                                 62,592,240
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       511,381,698
(Cost $509,086,466)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 33.3%
        22,600,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38                     22,128,080
        56,721,711  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.72%, 7/1/08                                      1,376,069
        26,619,203  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series1998 C2, Class X,
                    VRN, 1.00%, 7/1/08                                   956,029
         1,768,657  FHLMC, Series 2522, Class
                    XA SEQ, 5.00%, 8/15/16                             1,790,715
           581,971  FHLMC, Series 2552, Class
                    HA SEQ, 5.00%, 9/15/16                               588,396
         7,544,292  FHLMC, Series 2624, Class
                    FE SEQ, VRN, 2.77%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 8.00%                                           7,561,810
         5,951,661  FHLMC, Series 2625, Class
                    FJ SEQ, VRN, 2.77%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%                                           5,963,975
        20,089,305  FHLMC, Series 2631, Class PC,
                    4.50%, 3/15/16                                    20,165,724
           161,637  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22                                       161,448
         2,988,378  FHLMC, Series 2672, Class QR,
                    4.00%, 9/15/10                                     3,052,413
         5,679,008  FHLMC, Series 2688, Class
                    DE SEQ, 4.50%, 2/15/20                             5,688,833
         2,398,404  FHLMC, Series 2699, Class TG,
                    4.00%, 5/15/17                                     2,369,369
        12,835,500  FHLMC, Series 2709, Class PC,
                    5.00%, 9/15/18                                    13,033,616
         9,855,585  FHLMC, Series 2718, Class FW,
                    VRN, 2.82%, 7/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                     9,789,799
         1,382,184  FHLMC, Series 2743, Class OK,
                    4.00%, 4/15/21                                     1,382,265
         3,476,688  FHLMC, Series 2763, Class PB,
                    4.50%, 6/15/14                                     3,487,059
         3,762,803  FHLMC, Series 2779, Class
                    FM SEQ, VRN, 2.82%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%                                           3,753,317
        11,544,008  FHLMC, Series 2780, Class
                    BD SEQ, 4.50%, 10/15/17                           11,613,261
         7,530,730  FHLMC, Series 2827, Class F,
                    VRN, 2.82%, 7/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                     7,453,314
         5,467,094  FHLMC, Series 2831, Class AF,
                    VRN, 2.77%, 7/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     5,443,236
         1,480,208  FHLMC, Series 2890, Class
                    AB SEQ, 3.75%, 12/15/11                            1,475,467
         3,575,478  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     3,586,605
        11,929,897  FHLMC, Series 2931, Class QA,
                    4.50%, 4/15/15                                    11,984,357
         4,983,836  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    4,999,869
         8,469,350  FHLMC, Series 2941, Class XA,
                    5.00%, 2/15/25                                     8,554,958
         5,867,876  FHLMC, Series 2984, Class
                    NA, 5.50%, 4/15/26                                 5,962,642
           714,337  FHLMC, Series 3108, Class DA
                    SEQ, 5.125%, 10/15/15                                717,628
         3,452,469  FNMA, Series 2002-5, Class PJ,
                    6.00%, 10/25/21                                    3,578,998
           990,439  FNMA, Series 2002-71, Class UB,
                    5.00%, 11/25/15                                      999,329
         5,670,859  FNMA, Series 2002-83, Class GM,
                    5.00%, 5/25/16                                     5,732,309

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,638,572  FNMA, Series 2002-86, Class
                    KB SEQ, 5.00%, 5/25/16                             2,666,915
         1,409,967  FNMA, Series 2003-3, Class HA,
                    5.00%, 9/25/16                                     1,427,795
        11,994,780  FNMA, Series 2003-17, Class FN,
                    VRN, 2.78%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                           11,970,023
         5,438,628  FNMA, Series 2003-24, Class BF,
                    VRN, 2.83%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                            5,440,950
         3,078,026  FNMA, Series 2003-29, Class
                    L SEQ, 5.00%, 9/25/30                              3,090,686
         2,565,055  FNMA, Series 2003-35, Class KC,
                    4.50%, 4/25/17                                     2,576,006
         5,396,525  FNMA, Series 2003-42, Class FK,
                    VRN, 2.88%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     5,391,318
         6,458,069  FNMA, Series 2003-43, Class LF,
                    VRN, 2.83%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                     6,458,185
         5,468,780  FNMA, Series 2004 W5, Class F1,
                    VRN, 2.93%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     5,469,273
         3,492,563  FNMA, Series 2006-4, Class
                    A SEQ, 6.00%, 11/25/22                             3,608,967
        24,504,803  GMAC Commercial Mortgage
                    Securities, Inc. STRIPS - COUPON,
                    Series 2000 C3, Class X, VRN,
                    1.04%, 7/1/08 (Acquired 2/22/02,
                    Cost $1,685,662)(4)                                  548,319
        19,657,288  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                      19,519,666
        12,204,928  GNMA, Series 2003-46, Class PA,
                    5.00%, 5/20/29                                    12,356,879
        13,239,238  GNMA, Series 2003-55, Class PG,
                    5.00%, 6/20/29                                    13,405,523
        13,155,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42                      13,065,559
         5,715,845  J.P. Morgan Mortgage Trust,
                    Series 2004 A4, Class 2A2,
                    4.61%, 9/25/34                                     5,513,693
        18,456,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27                            17,736,807
        11,325,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29                            11,236,110
        21,612,270  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(1)                         21,574,686
        10,000,000  Merrill Lynch Mortgage Trust
                    STRIPS - COUPON, Series
                    2006 C1, Class A2, VRN,
                    5.61%, 7/1/08                                     10,013,020
         6,115,091  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37                      6,043,092
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 354,464,362
(Cost $352,515,067)                                              ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 5.9%
            29,558  FHLMC, 7.00%, 11/1/18                                 29,779
           310,199  FHLMC, 5.98%, 9/1/20                                 312,731
            54,687  FHLMC, 5.00%, 1/1/21                                  54,787
            68,711  FHLMC, 6.88%, 3/1/24                                  69,517
        11,536,812  FHLMC, 6.37%, 8/1/36                              11,899,748
         8,418,466  FHLMC, 6.80%, 8/1/36                               8,596,995
         4,722,102  FHLMC, 5.83%, 12/1/36                              4,818,173
            14,198  FNMA, 7.49%, 8/1/14                                   14,399
            45,296  FNMA, 4.875%, 4/1/16                                  45,428
            31,952  FNMA, 7.07%, 1/1/17                                   32,395
           226,002  FNMA, 6.91%, 5/1/17                                  227,921

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           108,769  FNMA, 6.43%, 7/1/17                                  108,334
            51,401  FNMA, 7.09%, 7/1/17                                   51,497
            20,667  FNMA, 6.25%, 2/1/18                                   20,977
            66,083  FNMA, 6.26%, 2/1/18                                   66,527
            65,958  FNMA, 4.83%, 5/1/18                                   66,677
            28,593  FNMA, 5.85%, 6/1/18                                   29,010
           261,345  FNMA, 6.37%, 9/1/19                                  262,779
            94,965  FNMA, 5.78%, 1/1/20                                   95,199
            33,673  FNMA, 7.04%, 3/1/21                                   34,146
            44,801  FNMA, 5.12%, 8/1/21                                   44,472
            65,474  FNMA, 5.20%, 5/1/22                                   66,187
            19,532  FNMA, 5.81%, 5/1/22                                   19,836
            19,545  FNMA, 6.94%, 1/1/23                                   19,720
           113,103  FNMA, 5.16%, 8/1/23                                  115,444
            56,167  FNMA, 6.30%, 8/1/23                                   56,923
           895,067  FNMA, 6.53%, 5/1/25                                  910,163
            16,619  FNMA, 5.86%, 1/1/27                                   16,695
             7,630  FNMA, 6.49%, 1/1/27                                    7,965
            23,624  FNMA, 5.41%, 1/1/29                                   23,729
         2,299,819  FNMA, 5.22%, 3/1/33                                2,340,376
         9,619,835  FNMA, 5.80%, 3/1/36                                9,807,373
         6,474,348  FNMA, 6.49%, 5/1/36                                6,633,928
         4,385,565  FNMA, 6.42%, 9/1/36                                4,507,620
         5,167,017  FNMA, 6.45%, 9/1/36                                5,327,045
         5,499,333  FNMA, 5.96%, 6/1/37                                5,599,542
            19,599  GNMA, 6.375%, 5/20/17                                 19,940
            88,212  GNMA, 5.875%, 2/20/21                                 88,597
            32,994  GNMA, 5.625%, 11/20/21                                33,237
               748  GNMA, 5.375%, 1/20/22                                    752
            21,583  GNMA, 6.125%, 8/20/26                                 22,065
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     62,498,628
(Cost $62,309,970)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.2%
        34,000,000  FNMA, 5.375%, 8/15/09                             34,940,406
         9,975,000  FNMA, 3.00%, 7/12/10(2)                            9,938,661
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               44,879,067
(Cost $44,070,562)                                               ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 1.6%
         2,534,542  FHLMC, 5.00%, 6/1/09                               2,577,958
         4,946,508  FHLMC, 5.00%, 7/1/09                               5,031,242
           105,437  FHLMC, 6.50%, 1/1/11                                 109,684
           183,789  FHLMC, 6.50%, 5/1/11                                 191,233
           219,019  FHLMC, 6.50%, 12/1/12                                227,940
           639,952  FHLMC, 6.00%, 2/1/13                                 655,765
            38,557  FHLMC, 7.00%, 11/1/13                                 40,391
            35,015  FHLMC, 7.00%, 12/1/14                                 36,752
         1,286,666  FHLMC, 6.00%, 1/1/15                               1,318,530
           488,218  FHLMC, 7.50%, 5/1/16                                 512,102

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,313,518  FHLMC, 5.50%, 11/1/17                              1,331,387
            23,194  FNMA, 8.00%, 5/1/12                                   24,396
           934,875  FNMA, 6.50%, 1/1/13                                  973,955
             7,992  FNMA, 6.50%, 3/1/13                                    8,326
           105,345  FNMA, 6.00%, 6/1/13                                  108,348
             9,116  FNMA, 6.50%, 6/1/13                                    9,501
            31,082  FNMA, 6.00%, 1/1/14                                   32,004
           262,793  FNMA, 6.00%, 7/1/14                                  270,587
           441,507  FNMA, 5.50%, 4/1/16                                  449,160
           563,804  FNMA, 7.00%, 5/1/32                                  596,113
           557,107  FNMA, 7.00%, 5/1/32                                  589,033
           978,978  FNMA, 7.00%, 6/1/32                                1,035,080
           231,842  FNMA, 7.00%, 6/1/32                                  245,090
           432,635  FNMA, 7.00%, 8/1/32                                  457,428
             1,336  GNMA, 5.50%, 1/20/09                                   1,352
            23,530  GNMA, 9.00%, 8/20/17                                  25,643
            19,222  GNMA, 9.50%, 11/20/19                                 21,298
                                                                 ---------------
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            16,880,298
(Cost $16,683,454)                                               ---------------

MUNICIPAL SECURITIES - 1.4%
        13,695,000  City of Lincoln Electric System
                    Rev., 5.25%, 9/1/11, Prerefunded
                    at 100% of Par(5)                                 14,595,994
                                                                 ---------------
(Cost $14,895,898)

ASSET-BACKED SECURITIES(3) - 1.0%
           243,027  Ameriquest Mortgage Securities
                    Inc., Series 2003-8, Class AV2,
                    VRN, 2.91%, 7/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.43% with no caps                              205,388
         1,304,370  CNH Equipment Trust,
                    Series 2005 B, Class A3 SEQ,
                    4.27%, 1/15/10                                     1,305,462
         9,488,891  Ford Credit Auto Owner Trust,
                    Series 2005 A, Class A4 SEQ,
                    3.72%, 10/15/09                                    9,501,131
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         11,011,981
(Cost $11,036,229)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.8%
        40,558,000  FHLB Discount Notes,
                    2.00%, 7/1/08(6)                                  40,558,000
                                                                 ---------------
(Cost $40,558,000)

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(7) - 10.5%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.50%, dated 6/30/08,
due 7/1/08 (Delivery value $31,002,153)                               31,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.45%, dated 6/30/08,
due 7/1/08 (Delivery value $31,002,110)                               31,000,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08
(Delivery value $31,002,153)                                          31,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.65%, dated 6/30/08,
due 7/1/08 (Delivery value $19,237,779)                               19,236,363
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        112,236,363
(Cost $112,236,363)                                              ---------------

TOTAL INVESTMENT SECURITIES - 109.8%                               1,168,506,391
                                                                 ---------------
(Cost $1,163,392,009)

OTHER ASSETS AND LIABILITIES - (9.8)%                              (104,555,344)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,063,951,047
                                                                 ===============

FUTURES CONTRACTS
                                     Expiration     Underlying Face  Unrealized
Contracts Purchased                     Date        Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
1,925  U.S. Treasury 2-Year Notes  September 2008    $406,566,016     $330,044
                                                    ============================

                                     Expiration     Underlying Face  Unrealized
Contracts Sold                          Date        Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
 930  U.S. Treasury 10-Year Notes  September 2008    $105,947,344    $(659,256)
                                                    ============================

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.
(1) Security, or a portion thereof, has been segregated for futures contracts.
(2) Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $110,137,241.
(3) Final maturity indicated, unless otherwise noted.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008 was $548,319, which represented less than 0.05% of total net assets.
(5) Escrowed to maturity in U.S. government securities or state and local government securities.
(6) The rate indicated is the yield to maturity at purchase.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at June 30, 2008 was $112,236,363.

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange
(the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Trustees or its designee, in accordance with procedures adopted by the Board of
Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      -     $(329,212)
Level 2 - Other Significant Observable Inputs   $1,168,506,391             -
Level 3 - Significant Unobservable Inputs                    -             -
                                               ---------------------------------
                                                $1,168,506,391     $(329,212)
                                               =================================
*Includes futures contracts.

3. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,163,392,009
                                                                 ===============
Gross tax appreciation of investments                            $    7,160,200
Gross tax depreciation of investments                                (2,045,818)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $    5,114,382
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    August 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    August 28, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    August 28, 2008